General Administrative Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General administrative costs	€ 12,963	€ 3,097	€ 2,853
Increased amount of general administrative costs	9,866
Legal and consulting costs	6,230	183
Administrative costs	€ 496	583	€ 2,900
Bottom of Range [Member]
Statement Line Items [Line Items]
Administrative costs		200
Top of Range [Member]
Statement Line Items [Line Items]
Administrative costs		€ 3,100